Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

NOTE U. SEGMENT INFORMATION

The company’s major operations consist of five business segments: Cognitive Solutions, Global Business Services, Technology Services & Cloud Platforms, Systems and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Technology Services & Cloud Platforms in outsourcing engagements are primarily sourced internally from the Systems segment and software is sourced from various segments. Software used by Technology Services & Cloud Platforms on external engagements is sourced internally through Cognitive Solutions and the Systems segments. For providing IT services that are used internally, Technology Services & Cloud Platforms and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Management System Segment View

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2018
External revenue	$18,481	$16,817	$34,462	$8,034	$1,590	$79,383
Internal revenue	2,715	326	795	815	1,610	6,261

Total revenue	$21,197	$17,143	$35,257	$8,848	$3,200	$85,644

Pre-tax income from continuing operations	$7,154	$1,676	$3,786	$904	$1,361	$14,881

Revenue year-to-year change	0.5%	2.6%	0.9%	(1.1)%	1.0%	0.9%
Pre-tax income year-to-year change	5.3%	23.0%	(11.7)%	(19.9)%	6.5%	0.2%
Pre-tax income margin	33.8%	9.8%	10.7%	10.2%	42.5%	17.4%

2017
External revenue	$18,453	$16,348	$34,277	$8,194	$1,696	$78,968
Internal revenue	2,647	363	657	750	1,471	5,889

Total revenue	$21,100	$16,711	$34,934	$8,945	$3,168	$84,857

Pre-tax income from continuing operations*	$6,795	$1,362	$4,286	$1,128	$1,278	$14,849

Revenue year-to-year change	1.4%	(2.3)%	(3.1)%	5.7%	(9.3)%	(1.3)%
Pre-tax income year-to-year change*	7.4%	(19.0)%	(7.7)%	21.9%	(22.8)%	(2.5)%
Pre-tax income margin*	32.2%	8.2%	12.3%	12.6%	40.3%	17.5%

2016
External revenue	$18,187	$16,700	$35,337	$7,714	$1,692	$79,630
Internal revenue	2,630	409	715	750	1,802	6,307

Total revenue	$20,817	$17,109	$36,052	$8,464	$3,494	$85,936

Pre-tax income from continuing operations*	$6,325	$1,683	$4,643	$925	$1,654	$15,230

Revenue year-to-year change	3.8%	(3.1)%	0.6%	(18.0)%	(22.0)%	(2.7)%
Pre-tax income year-to-year change*	(12.5)%	(34.4)%	(17.4)%	(46.1)%	(30.0)%	(21.9)%
Pre-tax income margin*	30.4%	9.8%	12.9%	10.9%	47.3%	17.7%

*Recast to reflect adoption of the FASB guidance on presentation of net benefit cost.

Reconciliations of IBM as Reported

($ in millions)

For the year ended December 31:	2018	2017	2016
Revenue
Total reportable segments	$85,644	$84,857	$85,936

Other revenue	207	171	289
Elimination of internal transactions	(6,261)	(5,889)	(6,307)

Total IBM consolidated revenue	$79,591	$79,139	$79,919

($ in millions)

For the year ended December 31:	2018	2017	2016
Pre-tax income from continuing operations
Total reportable segments	$14,881	$14,849 *	$15,230 *

Amortization of acquired intangible assets	(809)	(945)	(998)
Acquisition-related charges	(16)	(52)	(5)
Non-operating retirement-related (costs)/income	(1,572)	(1,341)*	(448)*
Elimination of internal transactions	(758)	(726)	(1,160)
Unallocated corporate amounts	(385)	(385)	(290)

Total pre-tax income from continuing operations	$11,342	$11,400	$12,330

*Recast to reflect adoption of the FASB guidance on presentation of net benefit cost.

Immaterial Items

Investment in Equity Alliances and Equity Alliances Gains/(Losses)

The investments in equity alliances and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.

Segment Assets and Other Items

Cognitive Solutions assets are mainly goodwill, acquired intangible assets and accounts receivable. Global Business Services assets are primarily goodwill and accounts receivable. Technology Services & Cloud Platforms assets are primarily goodwill, plant, property and equipment including the assets associated with the outsourcing business, deferred costs and accounts receivable. Systems assets are primarily goodwill, manufacturing inventory, and plant, property and equipment. Global Financing assets are primarily financing receivables, cash and marketable securities, and fixed assets under operating leases.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 144. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on pages 25 and 26, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 39 of the Management Discussion.

Management System Segment View

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2018
Assets	$24,244	$8,404	$24,624	$4,030	$41,320	$102,622
Depreciation/amortization of intangibles*	987	102	2,501	315	229	4,135
Capital expenditures/investments in intangibles	363	57	2,678	241	274	3,612
Interest income	—	—	—	—	1,647	1,647
Interest expense	—	—	—	—	515	515

2017
Assets**	$24,828	$8,713	$24,619	$3,898	$41,096	$103,153
Depreciation/amortization of intangibles*	1,121	101	2,359	341	267	4,190
Capital expenditures/investments in intangibles	373	50	2,290	189	364	3,265
Interest income	—	—	—	—	1,527	1,527
Interest expense	—	—	—	—	381	381

2016
Assets**	$25,514	$8,627	$24,085	$3,812	$36,492	$98,530
Depreciation/amortization of intangibles*	1,228	104	2,224	375	317	4,248
Capital expenditures/investments in intangibles	495	55	2,382	453	380	3,764
Interest income	—	—	—	—	1,547	1,547
Interest expense	—	—	—	—	371	371

*Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

** Recast to reflect adoption of the FASB guidance on restricted cash.

Reconciliations of IBM as Reported

($ in millions)

At December 31:	2018	2017		2016
Assets
Total reportable segments	$102,622	$103,153	*	$98,530	*

Elimination of internal transactions	(7,143)	(6,272)		(5,670)
Unallocated amounts
Cash and marketable securities	10,393	10,162	*	6,999	*
Notes and accounts receivable	1,597	2,554		2,660
Deferred tax assets	5,089	4,746		5,078
Plant, other property and equipment	2,463	2,659		2,656
Pension assets	4,666	4,643		3,034
Other	3,695	3,712	*	4,183	*

Total IBM consolidated assets	$123,382	$125,356		$117,470

*Recast to reflect adoption of the FASB guidance on restricted cash.

Major Clients

No single client represented 10 percent or more of the company’s total revenue in 2018, 2017 or 2016.

Geographic Information

The following provides information for those countries that are 10 percent or more of the specific category.

Revenue*

($ in millions)

For the year ended December 31:	2018	2017	2016
United States	$29,078	$29,759	$30,194
Japan	8,489	8,239	8,339
Other countries	42,024	41,141	41,386

Total IBM consolidated revenue	$79,591	$79,139	$79,919

*Revenues are attributed to countries based on the location of the client.

Plant and Other Property — Net

($ in millions)

At December 31:	2018	2017	2016
United States	$4,585	$4,670	$4,701
Other countries	5,774	5,985	5,607

Total	$10,359	$10,655	$10,308

Revenue by Classes of Similar Products or Services

The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)

For the year ended December 31:	2018	2017	2016
Cognitive Solutions
Software	$13,667	$13,598	$13,969
Services	4,708	4,752	4,111
Systems	106	103	107
Global Business Services
Services	$16,460	$16,004	$16,399
Software	151	179	179
Systems	206	165	121
Technology Services &
Cloud Platforms
Services	$24,145	$23,629	$24,311
Maintenance	5,484	5,783	5,862
Software	3,713	3,610	3,818
Systems	1,119	1,254	1,346
Systems
Servers	$3,996	$3,993	$3,567
Storage	2,114	2,243	2,083
Software	1,498	1,520	1,586
Services	425	439	478
Global Financing
Financing	$1,223	$1,167	$1,231
Used equipment sales	366	530	461